Leases (Schedule Of Future Minimum lease payments Under Capital Leases II) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Leases [Line items]
Total minimum lease payments	¥ 52,057	¥ 52,855
Minimum lease payments, Less than 1 year	684
Minimum lease payments, 1 to 2 years	562
Minimum lease payments, 2 to 3 years	1,417
Minimum lease payments, 3 to 4 years	3,262
Minimum lease payments, 4 to 5 years	3,221
Minimum lease payments, More than 5 years	¥ 42,911